Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	485BPOS
Period end date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Registrant Name	dei_EntityRegistrantName	DELAWARE GROUP EQUITY FUNDS IV
Registrant CIK	dei_EntityCentralIndexKey	0000778108
Investment Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Jan. 29, 2025
Risk/Return	rr_RiskReturnHeading	Prospectus
Macquarie Growth and Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie Growth and Income Fund seeks long-term growth of capital and current income.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both. The Fund primarily invests in common stocks of large-size companies. The Fund may also invest in mid- and small-size companies.

The Fund seeks to generate income by investing primarily in dividend paying companies. The Fund may also own convertible securities. Convertible securities are usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. The Fund may also invest in real estate investment trusts (REITs) and income-generating equity securities. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests.

Macquarie Investment Management Global Limited (MIMGL), an affiliate of the Manager, serves as the Fund’s sub-advisor and manages the Fund’s assets.

Using a systematic bottom-up approach, the Fund seeks to select securities that have above-average yields coupled with a demonstrated business quality, as seen through superior profitability, balance sheet strength, earnings stability and corporate sustainability. Stocks also need to have reasonable company valuations relative to their current growth prospects, and their peer group. All of these factors give insight into the outlook for a company, and identify companies poised for sustainable growth. Sustainable growth, if it occurs, may result in price appreciation for the company’s stock.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund primarily invests in common stocks that offer the potential for capital growth, current income or both.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk	rr_RiskTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Macquarie Growth and Income Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Growth & Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund.  The Predecessor Fund was reorganized into the Fund after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Fund. As of January 29, 2021, the Fund is sub-advised by MIMGL. The historical returns prior to that date do not reflect this change.

You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Growth & Income Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	macquarie.com/mam/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 17.14% for the quarter ended December 31, 2022, and its lowest quarterly return was -26.47% for the quarter ended March 31, 2020.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	* In connection with new regulatory requirements, effective September 30, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 1000 Index. Although the Russell 1000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell 1000 Value Index for comparative purposes because the Manager believes it is more representative of the Fund’s investment universe.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2024
Macquarie Growth and Income Fund | Risk Lose Money
Prospectus [Line Items]	rr_ProspectusLineItems
Risk	rr_RiskTextBlock	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Macquarie Growth and Income Fund | Risk Not Insured Depository Institution
Prospectus [Line Items]	rr_ProspectusLineItems
Risk	rr_RiskTextBlock	An investment in the Fund may not be appropriate for all investors.
Macquarie Growth and Income Fund | Russell 1000® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	24.51%
5 years	rr_AverageAnnualReturnYear05	14.28%
10 years	rr_AverageAnnualReturnYear10	12.87%
Macquarie Growth and Income Fund | Russell 1000® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	14.37%
5 years	rr_AverageAnnualReturnYear05	8.68%
10 years	rr_AverageAnnualReturnYear10	8.49%
Macquarie Growth and Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FGINX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.02%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.02%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 673
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	881
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,106
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,751
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2015	rr_AnnualReturn2015	(3.52%)
2016	rr_AnnualReturn2016	9.43%
2017	rr_AnnualReturn2017	18.09%
2018	rr_AnnualReturn2018	(10.45%)
2019	rr_AnnualReturn2019	25.15%
2020	rr_AnnualReturn2020	(0.08%)
2021	rr_AnnualReturn2021	21.50%
2022	rr_AnnualReturn2022	3.09%
2023	rr_AnnualReturn2023	11.97%
2024	rr_AnnualReturn2024	15.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.47%)
1 year	rr_AverageAnnualReturnYear01	8.57%
5 years	rr_AverageAnnualReturnYear05	8.75%
10 years	rr_AverageAnnualReturnYear10	7.83%
Macquarie Growth and Income Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	5.47%
5 years	rr_AverageAnnualReturnYear05	6.48%
10 years	rr_AverageAnnualReturnYear10	4.85%
Macquarie Growth and Income Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	6.90%
5 years	rr_AverageAnnualReturnYear05	6.50%
10 years	rr_AverageAnnualReturnYear10	5.49%
Macquarie Growth and Income Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FGIPX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.77%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.77%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
1 year	rr_AverageAnnualReturnYear01	15.47%
5 years	rr_AverageAnnualReturnYear05	10.32%
10 years	rr_AverageAnnualReturnYear10	8.80%
Macquarie Growth and Income Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FGIQX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.61%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	223
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 870
1 year	rr_AverageAnnualReturnYear01	15.53%
5 years	rr_AverageAnnualReturnYear05	10.41%
10 years	rr_AverageAnnualReturnYear10	8.86%
Macquarie Opportunity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Objective	rr_ObjectiveHeading	What is the Fund’s investment objective?
Objective, Primary	rr_ObjectivePrimaryTextBlock	Macquarie Opportunity Fund seeks long-term capital growth.
Expense	rr_ExpenseHeading	What are the Fund’s fees and expenses?
Expense Narrative	rr_ExpenseNarrativeTextBlock

The table below describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®). More information about these and other discounts is available from your financial intermediary, in the Fund’s Prospectus under the section entitled “About your account,” and in the Fund’s statement of additional information (SAI) under the section entitled “Purchasing Shares.”

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Macquarie Funds (formerly, Delaware Funds by Macquarie®).
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example	rr_ExpenseExampleHeading	Example
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. In addition, the example shows expenses for Class C shares, assuming those shares were not redeemed at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy	rr_StrategyHeading	What are the Fund’s principal investment strategies?
Strategy Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in mid-size companies that the Manager believes offer attractive valuation and quality characteristics. The Fund invests primarily in US companies but may also invest in foreign companies that are listed in the US. Companies with attractive valuations are those that have a lower valuation than the company’s historical average valuation and a lower valuation than the company’s competitors. Companies with quality characteristics will make shareholder friendly use of its cash flow, which would include, but is not limited to: dividend payments or increases, share repurchases, and repayment of debt. The Fund also may invest up to 20% of its net assets in real estate investment trusts (REITs). The Fund may continue to hold stocks of mid-size companies that grow into larger companies and may also invest opportunistically in stocks of larger companies.

The Fund uses a “bottom-up” approach to selecting investments. The Fund uses fundamental research to search for companies that the Manager believes have one or more of the following: a strong balance sheet; experienced management; and stocks that are attractively priced. The Fund attempts to stay broadly diversified, but it may emphasize certain industry sectors based upon economic and market conditions.

The Fund may sell a stock if it becomes fully valued, its fundamentals have deteriorated, or alternative investments become more attractive. The Fund may also sell a stock if it grows into a large, well-established company, although it may also continue to hold such a stock irrespective of its size.

The Manager may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL), to execute Fund security trades on behalf of the Manager. The Manager may also seek quantitative support from MIMGL.

Strategy Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund invests primarily in mid-size companies that the Manager believes offer attractive valuation and quality characteristics. The Fund invests primarily in US companies but may also invest in foreign companies that are listed in the US.
Risk	rr_RiskHeading	What are the principal risks of investing in the Fund?
Risk	rr_RiskTextBlock

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio. An investment in the Fund may not be appropriate for all investors. The Fund’s principal risks include:

Market risk — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Company size risk — The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.

Real estate industry risk — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Liquidity risk — The possibility that investments cannot be readily sold within seven calendar days at approximately the price at which a fund has valued them.

Government and regulatory risk — The risk that governments or regulatory authorities may take actions that could adversely affect various sectors of the securities markets and affect fund performance.

Active management and selection risk — The risk that the securities selected by a fund’s management will underperform the markets, the relevant indices, or the securities selected by other funds with similar investment objectives and investment strategies. The securities and sectors selected may vary from the securities and sectors included in the relevant index.

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Risk Closing	rr_RiskClosingTextBlock

None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Bar Chart and Performance Table	rr_BarChartAndPerformanceTableHeading	How has Macquarie Opportunity Fund performed?
Performance Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Opportunity Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps.

The returns shown for periods ending on or prior to October 4, 2019 reflect the performance and expenses of the Predecessor Fund.  The Predecessor Fund was reorganized into the Fund after the close of business on October 4, 2019.  The returns shown for periods after October 4, 2019 reflect the performance and expenses of the Fund.

You may obtain the Fund’s most recently available month-end performance by calling 800 523-1918 or by visiting our website at macquarie.com/mam/performance.

Performance Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund. The Fund adopted the performance of the First Investors Opportunity Fund (Predecessor Fund) as the result of a reorganization of the Predecessor Fund into the Fund, which was consummated after the close of business on October 4, 2019 (Reorganization). The Fund had not yet commenced operations prior to the Reorganization. The bar chart shows changes in the Fund’s performance from year to year and the table shows how the Fund’s average annual total returns for the 1-, 5-, and 10-year or lifetime periods compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund.
Performance Availability Phone	rr_PerformanceAvailabilityPhone	800 523-1918
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	macquarie.com/mam/performance
Performance Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing	rr_BarChartClosingTextBlock

During the periods illustrated in this bar chart, Class A’s highest quarterly return was 23.65% for the quarter ended December 31, 2020, and its lowest quarterly return was -35.42% for the quarter ended March 31, 2020.  The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.

Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	* In connection with new regulatory requirements, effective September 30, 2024, the Fund changed its broad-based securities market benchmark index to the Russell 3000 Index. Although the Russell 3000 Index can be considered broadly representative of the overall securities market applicable to the Fund, the Fund will continue to show the performance of the Russell Midcap Value Index for comparative purposes because the Manager believes it is more representative of the Fund’s investment universe.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is presented only for Class A shares of the Fund.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.
Performance Table Closing	rr_PerformanceTableClosingTextBlock

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-advantaged investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ended December 31, 2024
Macquarie Opportunity Fund | Risk Lose Money
Prospectus [Line Items]	rr_ProspectusLineItems
Risk	rr_RiskTextBlock	Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund’s portfolio.
Macquarie Opportunity Fund | Risk Not Insured Depository Institution
Prospectus [Line Items]	rr_ProspectusLineItems
Risk	rr_RiskTextBlock	An investment in the Fund may not be appropriate for all investors.
Macquarie Opportunity Fund | Russell 3000® Index Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	23.81%
5 years	rr_AverageAnnualReturnYear05	13.86%
10 years	rr_AverageAnnualReturnYear10	12.55%
Macquarie Opportunity Fund | Russell Midcap® Value Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
1 year	rr_AverageAnnualReturnYear01	13.07%
5 years	rr_AverageAnnualReturnYear05	8.59%
10 years	rr_AverageAnnualReturnYear10	8.10%
Macquarie Opportunity Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIUSX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[4]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 682
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	924
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,184
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,929
Annual Return Caption	rr_AnnualReturnCaption	Calendar year-by-year total return (Class A)
2015	rr_AnnualReturn2015	(1.18%)
2016	rr_AnnualReturn2016	7.87%
2017	rr_AnnualReturn2017	18.67%
2018	rr_AnnualReturn2018	(15.78%)
2019	rr_AnnualReturn2019	29.50%
2020	rr_AnnualReturn2020	0.08%
2021	rr_AnnualReturn2021	31.05%
2022	rr_AnnualReturn2022	(9.55%)
2023	rr_AnnualReturn2023	10.78%
2024	rr_AnnualReturn2024	14.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(35.42%)
1 year	rr_AverageAnnualReturnYear01	7.54%
5 years	rr_AverageAnnualReturnYear05	7.17%
10 years	rr_AverageAnnualReturnYear10	6.91%
Macquarie Opportunity Fund | Class A | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	4.74%
5 years	rr_AverageAnnualReturnYear05	5.75%
10 years	rr_AverageAnnualReturnYear10	4.69%
Macquarie Opportunity Fund | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 year	rr_AverageAnnualReturnYear01	6.58%
5 years	rr_AverageAnnualReturnYear05	5.51%
10 years	rr_AverageAnnualReturnYear10	5.03%
Macquarie Opportunity Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIVCX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.94%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 289
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	601
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,040
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,258
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	189
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	601
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,040
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,258
1 year	rr_AverageAnnualReturnYear01	12.30%
Lifetime	rr_AverageAnnualReturnSinceInception	10.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2023
Macquarie Opportunity Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIVUX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.94%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.86%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 88
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	292
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	512
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,147
1 year	rr_AverageAnnualReturnYear01	14.40%
5 years	rr_AverageAnnualReturnYear05	8.75%
10 years	rr_AverageAnnualReturnYear10	7.86%
Macquarie Opportunity Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIZRX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.20%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.44%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	1.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 138
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	448
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	779
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,717
1 year	rr_AverageAnnualReturnYear01	13.84%
Lifetime	rr_AverageAnnualReturnSinceInception	11.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2023
Macquarie Opportunity Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FIVVX
Maximum sales charge (load) imposed on purchases as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.74%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
Fee waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	473
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,064
1 year	rr_AverageAnnualReturnYear01	14.49%
5 years	rr_AverageAnnualReturnYear05	8.86%
10 years	rr_AverageAnnualReturnYear10	7.98%

[1]	A 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase.
[2]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.77% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.69% of the Fund's Class R6 shares' average daily net assets, from January 29, 2025 through January 28, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[3]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”
[4]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on certain Class A shares that are purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 18 months of purchase. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[5]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.86% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.78% of the Fund's Class R6 shares' average daily net assets, from January 29, 2025 through January 28, 2026. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.
[6]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of this Prospectus entitled “Choosing a share class.”